Shareholder Report, Holdings (Details)	Feb. 28, 2025
Schwab International Dividend Equity ETF [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab International Dividend Equity ETF [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab International Dividend Equity ETF [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab International Dividend Equity ETF [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab International Dividend Equity ETF [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab International Dividend Equity ETF [Member] | Wesfarmers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab International Dividend Equity ETF [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab International Dividend Equity ETF [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab International Dividend Equity ETF [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab International Dividend Equity ETF [Member] | Ono Pharmaceutical Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab International Dividend Equity ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[1]
Schwab International Dividend Equity ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[1]
Schwab International Dividend Equity ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[1]
Schwab International Dividend Equity ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[1]
Schwab International Dividend Equity ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]
Schwab International Dividend Equity ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[1]
Schwab International Dividend Equity ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab International Dividend Equity ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Schwab International Dividend Equity ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Schwab International Dividend Equity ETF [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab International Dividend Equity ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Schwab International Dividend Equity ETF [Member] | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
Schwab International Dividend Equity ETF [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.90%	[1]
Schwab International Dividend Equity ETF [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.90%	[1]
Schwab International Dividend Equity ETF [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	11.40%	[1]
Schwab International Dividend Equity ETF [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab International Dividend Equity ETF [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab International Dividend Equity ETF [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab International Dividend Equity ETF [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
Schwab International Dividend Equity ETF [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab International Dividend Equity ETF [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab International Dividend Equity ETF [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab International Dividend Equity ETF [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab International Dividend Equity ETF [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab International Dividend Equity ETF [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1]
Schwab International Equity ETF [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab International Equity ETF [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab International Equity ETF [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab International Equity ETF [Member] | Novo Nordisk AS Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab International Equity ETF [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab International Equity ETF [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab International Equity ETF [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Equity ETF [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Equity ETF [Member] | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Equity ETF [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Equity ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%	[1]
Schwab International Equity ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
Schwab International Equity ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab International Equity ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[1]
Schwab International Equity ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
Schwab International Equity ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab International Equity ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[1]
Schwab International Equity ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Schwab International Equity ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab International Equity ETF [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
Schwab International Equity ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab International Equity ETF [Member] | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
Schwab International Equity ETF [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.30%	[1]
Schwab International Equity ETF [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab International Equity ETF [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
Schwab International Equity ETF [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.20%	[1]
Schwab International Equity ETF [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
Schwab International Equity ETF [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab International Equity ETF [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
Schwab International Equity ETF [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab International Equity ETF [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab International Equity ETF [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
Schwab International Equity ETF [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab International Equity ETF [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab International Equity ETF [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Schwab International Small-Cap Equity ETF [Member] | WSP Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Small-Cap Equity ETF [Member] | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Small-Cap Equity ETF [Member] | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab International Small-Cap Equity ETF [Member] | Celestica, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab International Small-Cap Equity ETF [Member] | Emera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF [Member] | ARC Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF [Member] | GFL Environmental, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF [Member] | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF [Member] | Stantec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab International Small-Cap Equity ETF [Member] | Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab International Small-Cap Equity ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
Schwab International Small-Cap Equity ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
Schwab International Small-Cap Equity ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab International Small-Cap Equity ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%	[1]
Schwab International Small-Cap Equity ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[1]
Schwab International Small-Cap Equity ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab International Small-Cap Equity ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab International Small-Cap Equity ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[1]
Schwab International Small-Cap Equity ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab International Small-Cap Equity ETF [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
Schwab International Small-Cap Equity ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab International Small-Cap Equity ETF [Member] | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1],[2]
Schwab International Small-Cap Equity ETF [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.20%	[1]
Schwab International Small-Cap Equity ETF [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab International Small-Cap Equity ETF [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab International Small-Cap Equity ETF [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.80%	[1]
Schwab International Small-Cap Equity ETF [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab International Small-Cap Equity ETF [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab International Small-Cap Equity ETF [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	21.00%	[1]
Schwab International Small-Cap Equity ETF [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab International Small-Cap Equity ETF [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[1]
Schwab International Small-Cap Equity ETF [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab International Small-Cap Equity ETF [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
Schwab Emerging Markets Equity ETF | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Schwab Emerging Markets Equity ETF | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Emerging Markets Equity ETF | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab Emerging Markets Equity ETF | Meituan, B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Emerging Markets Equity ETF | HDFC Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Emerging Markets Equity ETF | Xiaomi Corp., B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Emerging Markets Equity ETF | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Emerging Markets Equity ETF | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Emerging Markets Equity ETF | China Construction Bank Corp., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Emerging Markets Equity ETF | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Emerging Markets Equity ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%	[1]
Schwab Emerging Markets Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Schwab Emerging Markets Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
Schwab Emerging Markets Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab Emerging Markets Equity ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab Emerging Markets Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Emerging Markets Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[1]
Schwab Emerging Markets Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
Schwab Emerging Markets Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab Emerging Markets Equity ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[1]
Schwab Emerging Markets Equity ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab Emerging Markets Equity ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1],[2]
Schwab Emerging Markets Equity ETF | INDIA
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
Schwab Emerging Markets Equity ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[1]
Schwab Emerging Markets Equity ETF | CHINA
Holdings [Line Items]
Percent of Total Investments	33.50%	[1]
Schwab Emerging Markets Equity ETF | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.50%	[1]
Schwab Emerging Markets Equity ETF | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab Emerging Markets Equity ETF | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
Schwab Emerging Markets Equity ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab U.S. Broad Market ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab U.S. Broad Market ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Schwab U.S. Broad Market ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab U.S. Broad Market ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab U.S. Broad Market ETF | Meta Platforms,Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab U.S. Broad Market ETF | Alphabet,Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab U.S. Broad Market ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Broad Market ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Broad Market ETF | Alphabet,Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab U.S. Broad Market ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab U.S. Broad Market ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
Schwab U.S. Broad Market ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
Schwab U.S. Broad Market ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab U.S. Broad Market ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
Schwab U.S. Broad Market ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
Schwab U.S. Broad Market ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab U.S. Broad Market ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[1]
Schwab U.S. Broad Market ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab U.S. Broad Market ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab U.S. Broad Market ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[1]
Schwab U.S. Broad Market ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab U.S. Broad Market ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab 1000 Index® ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Schwab 1000 Index® ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab 1000 Index® ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Schwab 1000 Index® ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab 1000 Index® ETF | Meta Platforms,Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab 1000 Index® ETF | Alphabet,Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab 1000 Index® ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab 1000 Index® ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab 1000 Index® ETF | Alphabet,Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab 1000 Index® ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab 1000 Index® ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[1]
Schwab 1000 Index® ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
Schwab 1000 Index® ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab 1000 Index® ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab 1000 Index® ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[1]
Schwab 1000 Index® ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab 1000 Index® ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
Schwab 1000 Index® ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab 1000 Index® ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab 1000 Index® ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[1]
Schwab 1000 Index® ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab 1000 Index® ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Large-Cap ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab U.S. Large-Cap ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab U.S. Large-Cap ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab U.S. Large-Cap ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab U.S. Large-Cap ETF | Meta Platforms,Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab U.S. Large-Cap ETF | Alphabet,Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab U.S. Large-Cap ETF | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab U.S. Large-Cap ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab U.S. Large-Cap ETF | Alphabet,Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab U.S. Large-Cap ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab U.S. Large-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[1]
Schwab U.S. Large-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
Schwab U.S. Large-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
Schwab U.S. Large-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab U.S. Large-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
Schwab U.S. Large-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab U.S. Large-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
Schwab U.S. Large-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab U.S. Large-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab U.S. Large-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[1]
Schwab U.S. Large-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab U.S. Large-Cap ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Large-Cap Growth ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Schwab U.S. Large-Cap Growth ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Schwab U.S. Large-Cap Growth ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Schwab U.S. Large-Cap Growth ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab U.S. Large-Cap Growth ETF [Member] | Meta Platforms,Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab U.S. Large-Cap Growth ETF [Member] | Alphabet,Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab U.S. Large-Cap Growth ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab U.S. Large-Cap Growth ETF [Member] | Alphabet,Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab U.S. Large-Cap Growth ETF [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab U.S. Large-Cap Growth ETF [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab U.S. Large-Cap Growth ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab U.S. Large-Cap Growth ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Schwab U.S. Large-Cap Growth ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1]
Schwab U.S. Large-Cap Growth ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
Schwab U.S. Large-Cap Growth ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Schwab U.S. Large-Cap Growth ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
Schwab U.S. Large-Cap Growth ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
Schwab U.S. Large-Cap Growth ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
Schwab U.S. Large-Cap Growth ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
Schwab U.S. Large-Cap Growth ETF [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%	[1]
Schwab U.S. Large-Cap Growth ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Schwab U.S. Large-Cap Growth ETF [Member] | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2],[3]
Schwab U.S. Large-Cap Value ETF [Member] | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab U.S. Large-Cap Value ETF [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab U.S. Large-Cap Value ETF [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab U.S. Large-Cap Value ETF [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab U.S. Large-Cap Value ETF [Member] | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Large-Cap Value ETF [Member] | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Large-Cap Value ETF [Member] | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Large-Cap Value ETF [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab U.S. Large-Cap Value ETF [Member] | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab U.S. Large-Cap Value ETF [Member] | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab U.S. Large-Cap Value ETF [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[1]
Schwab U.S. Large-Cap Value ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
Schwab U.S. Large-Cap Value ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab U.S. Large-Cap Value ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[1]
Schwab U.S. Large-Cap Value ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
Schwab U.S. Large-Cap Value ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[1]
Schwab U.S. Large-Cap Value ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab U.S. Large-Cap Value ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab U.S. Large-Cap Value ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab U.S. Large-Cap Value ETF [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[1]
Schwab U.S. Large-Cap Value ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab U.S. Large-Cap Value ETF [Member] | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Mid-Cap ETF | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab U.S. Mid-Cap ETF | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab U.S. Mid-Cap ETF | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab U.S. Mid-Cap ETF | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab U.S. Mid-Cap ETF | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap ETF | WilliamsSonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap ETF | Liberty Media CorpLiberty Formula One Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap ETF | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap ETF | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap ETF | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Mid-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
Schwab U.S. Mid-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab U.S. Mid-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab U.S. Mid-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[1]
Schwab U.S. Mid-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab U.S. Mid-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab U.S. Mid-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[1]
Schwab U.S. Mid-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab U.S. Mid-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab U.S. Mid-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
Schwab U.S. Mid-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab U.S. Mid-Cap ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
Schwab U.S. Small-Cap ETF | Reddit, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab U.S. Small-Cap ETF | Affirm Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab U.S. Small-Cap ETF | IntraCellular Therapies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | Duolingo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | Exelixis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | Ralph Lauren Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab U.S. Small-Cap ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[1]
Schwab U.S. Small-Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab U.S. Small-Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab U.S. Small-Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[1]
Schwab U.S. Small-Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[1]
Schwab U.S. Small-Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
Schwab U.S. Small-Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1]
Schwab U.S. Small-Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab U.S. Small-Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab U.S. Small-Cap ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
Schwab U.S. Small-Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
Schwab U.S. Small-Cap ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1],[2]
Schwab U.S. Dividend Equity Etf | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab U.S. Dividend Equity Etf | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab U.S. Dividend Equity Etf | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab U.S. Dividend Equity Etf | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab U.S. Dividend Equity Etf | Pfizer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab U.S. Dividend Equity Etf | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab U.S. Dividend Equity Etf | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab U.S. Dividend Equity Etf | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. Dividend Equity Etf | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab U.S. Dividend Equity Etf | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab U.S. Dividend Equity Etf | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[1]
Schwab U.S. Dividend Equity Etf | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[1]
Schwab U.S. Dividend Equity Etf | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab U.S. Dividend Equity Etf | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]
Schwab U.S. Dividend Equity Etf | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[1]
Schwab U.S. Dividend Equity Etf | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1]
Schwab U.S. Dividend Equity Etf | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab U.S. Dividend Equity Etf | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab U.S. Dividend Equity Etf | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3]
Schwab U.S. Dividend Equity Etf | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab U.S. Dividend Equity Etf | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab Mortgage-Backed Securities ETF | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
Schwab Mortgage-Backed Securities ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[2]
Schwab High Yield Bond ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%	[4],[5]
Schwab High Yield Bond ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%	[4],[5]
Schwab High Yield Bond ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[4],[5]
Schwab High Yield Bond ETF | CC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4],[5]
Schwab High Yield Bond ETF | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4],[5],[6]
Schwab High Yield Bond ETF | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[4],[5]
Schwab High Yield Bond ETF | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
Schwab High Yield Bond ETF | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Amount is less than 0.05%.
[4]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[5]	Excludes short-term investments.
[6]	Less than 0.05%.